RISK MANAGEMENT - Credit risk model - Debt securities (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Sovereign
Disclosure of financial assets [line items]
LGD recovery rate weights	53.00%	50.00%
Corporate
Disclosure of financial assets [line items]
LGD recovery rate weights	46.90%	47.10%